UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 2nd Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-7046

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2006–June 30, 2007

Item 1. Proxy Voting Record

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

The Registrant is the successor issuer to CitiFunds Institutional Trust and adopted the Registration Statement of CitiFunds Institutional Trust effective April 16, 2007.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Institutional Cash Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Institutional Enhanced Income Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Institutional Liquid Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Institutional Tax Free Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Citi Institutional U.S. Treasury Reserves assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the SMASh Series C Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the SMASh Series EC Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the SMASh Series M Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the SMASh Series MEC Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of CitiFunds Institutional Trust. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Western Asset Institutional Government Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of Smith Barney Institutional Cash Management Fund Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Western Asset Institutional Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of Smith Barney Institutional Cash Management Fund Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

As part of a number of initiatives to restructure and streamline the Legg Mason Partners fund complex, the Western Asset Institutional Municipal Money Market Fund assumed the assets and liabilities of a predecessor fund with the same name effective April 16, 2007. On that date, the fund became a series of Legg Mason Partners Institutional Trust. Prior thereto, the fund was a series of Smith Barney Institutional Cash Management Fund, Inc. The information in this filing relating to the fund prior to April 16, 2007 refers to the fund’s predecessor.

<PRE>
******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06740
Reporting Period: 07/01/2006 - 06/30/2007
Legg Mason Partners Institutional Trust

======================= CITI INSTITUTIONAL CASH RESERVES =======================

=================== CITI INSTITUTIONAL ENHANCED INCOME FUND ====================

====================== CITI INSTITUTIONAL LIQUID RESERVES ======================

===================== CITI INSTITUTIONAL TAX FREE RESERVES =====================

================== CITI INSTITUTIONAL U.S. TREASURY RESERVES ===================

============================= SMASH SERIES C FUND ==============================

============================= SMASH SERIES EC FUND =============================

============================= SMASH SERIES M FUND ==============================

============================ SMASH SERIES MEC FUND =============================

=========== WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND ===========

================ WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND =================

=========== WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND ============

========== END NPX REPORT
</PRE>

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer

Date: August 30, 2007